SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Emerging Growth Company

●	Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is not an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Basis of Presentation

●	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

●	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

Use of Estimates and Assumptions

●	Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the years presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of plant and equipment, impairment of long-lived assets, allowance for expected credit losses, allowance for revenue recognition, retirement plan cost, leases, share-based compensation, income tax provision, deferred taxes and uncertain tax position.

Foreign Currency Transaction

●	Foreign Currency Transaction

The accompanying consolidated financial statements are presented in the Hong Kong dollar (“HKD” or “HK$”), which is the reporting currency of the Company. HKD is also the functional currency of the Company’s operating subsidiaries.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company accounts for foreign currency transactions pursuant to ASC Topic 830, Foreign Currency Matters (“ASC 830”). In accordance with ASC 830, monetary balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions and from the remeasurement of the monetary balance sheet items are recorded as gain (loss) on foreign currency transactions.

Convenience Translation

●	Convenience Translation

Translations of amounts in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from HK$ into US$ as of and for the year ended September 30, 2025 are solely for the convenience of the readers and were calculated at the rate of US$ = HK$7.7809, as published in the United States Federal Reserve Board on September 30, 2025. No representation is made that the HK$ amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.

Cash and Cash Equivalents

●	Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash in readily available checking and saving accounts. They consist of highly liquid investments that are readily convertible to cash and that mature within three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments.

Accounts Receivable

●	Accounts Receivable

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest and are considered overdue after 90 days from the date of sale invoices. The Company records impairment losses for accounts receivable based on assessments of the recoverability of the accounts receivable and individual account analysis, including the current creditworthiness and the past collection history of each customer and current economic industry trends. Impairments arise when there is objective evidence indicating that the balances may not be collectible. The identification of bad and doubtful debts, in particular of a loss event, requires the use of judgment and estimates, which involve the estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on analysis of customers’ credit and ongoing relationship, management makes conclusions about whether any balances outstanding at the end of the period will be deemed non-collectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income. Delinquent account balances are written off against the allowance for expected credit losses after management has determined that the likelihood of collection is not probable.

Allowance for Credit Losses

●	Allowance for Credit Losses

In accordance with ASC Topic 326, Credit Losses – Measurement of Credit Losses on Financial Instruments (“ASC 326”), the Company utilizes the current expected credit losses (“CECL”) model to determine an allowance that reflects its best estimate of the lifetime expected credit losses on accounts receivable and deposit, prepayments, and others receivable which is recorded as a liability to offset the receivables. The CECL model is prepared after considering historical experience, current conditions, and reasonable and supportable economic forecasts to estimate lifetime expected credit losses. Accounts receivable and deposit, prepayments, and others receivable are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense. For the years ended September 30, 2023, 2024 and 2025, the Company recognized an allowance for expected credit losses of HK$0, HK$55,341 and a reversal of expected credit losses of HK$1,716 (US$221), respectively.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Inventories

●	Inventories

Inventories are comprised of finished apparel products, and are stated at cost, on a weighted average basis, which is recorded at the lower of cost or net realizable value and adjusted as appropriate for decrease in valuation and obsolescence. The Company records provisions for obsolete, slow-moving, or excess inventory based on management’s estimates of future demand and market conditions. Such provisions are charged to general and administrative expenses in the consolidated statements of operations.

Deferred Offering Costs

●	Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, consulting, printing, and other registration related costs in connection with the initial public offering (“IPO”). Such costs are deferred until the closing of the IPO offering, at which time the deferred costs are offset against the offering proceeds. In the event the IPO offering is unsuccessful or aborted, the costs will be expensed.

Plant and Equipment

●	Plant and Equipment

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Leasehold improvements	Shorter of 3 years or the term of lease
Office equipment	5 years
Motor vehicle	5 years
Computer equipment	3 years

Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. When assets have retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Impairment of Long-Lived Assets

●	Impairment of Long-Lived Assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as plant and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment losses were recognized for the years ended September 30, 2023, 2024 and 2025.

Revenue Recognition

●	Revenue Recognition

The Company receives revenue from contracts with customers, which are accounted for in accordance with Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”).

ASC Topic 606 provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

Certain portion of the Company’s income is derived from contracts with customers, and as such, the revenue recognized depicts the transfer of promised goods or services to its customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The Company’s revenue recognition policies are in compliance with ASC Topic 606, as follows:

The Company typically enters into purchase orders with its customers where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of merchandise. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes gross product revenue at a point in time when the control of products or services is transferred to customers.

Revenue from product sales is recognized at a point in time when the goods are delivered and transferred to customers, being at the point that the customer obtains the control of the goods under the free on board (“FOB”) and the Company has presented the right of payment and collection of the consideration is probable.

Payments received at the signing of the contracts with the customers are recognized as customer deposits and included in liabilities on the balance sheet. Customer deposits are recognized as revenue when the goods and services are transferred to and accepted by the customers. As of September 30, 2024 and 2025, the customer deposits were HK$421,146 and HK$10,504 (US$1,350), respectively.

The Company began the sales of products under its own label since February 2024. The Company recognizes revenue when the customer obtains control of the Company’s product based on the contractual shipping terms, at which time the performance obligation is deemed to be completed. The Company is primarily responsible for fulfilling the promise to deliver the product and bears risk of loss while the inventory is in-transit to the purchaser.

The Company only accepts the return of products that are defective or non-conforming due to defects in manufacturing and/or workmanship within 10-30 days upon the receipt of products by the customers.

Revenue from sourcing service is generated as a merchandizer to facilitate the production, price and tariff, stability and quality of fabric and apparel for Company’s customers, upon the agreed upon terms and condition, as a single performance obligation. Such fees are charged at the specific percentage based on the invoice value of the order made by the Company’s customer and billed to its customer when the service is rendered. The Company recognizes such revenue in the period when the amounts are determined to be fixed and the performance obligation is satisfied as the Company completes each period’s obligations.

Revenue from logistic service encompasses fees paid for logistic and supply chain support provided by the Company to the customer, with a single performance obligation. Such fees are fixed and billed on a monthly basis. The Company recognizes such revenue in the period when the amounts are determined to be fixed and the performance obligation is satisfied as the Company completes each period’s obligations.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Principal vs Agent Considerations

When another party is involved in providing goods to the customer, the Company will apply the principal versus agent guidance in ASC Topic 606 to determine if the Company is acting as the principal or an agent to the transaction. This evaluation determined that the Company is in control of establishing the transaction price, managing all aspects of the shipment term, and taking the risk of loss for delivery, collection, and returns. Based on the Company’s evaluation of the control model, it determined that all the Company’s major businesses act as the principal rather than the agent within their revenue arrangements and such revenues are reported on a gross basis.

Disaggregation of Revenue

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue. The following tables present the revenue streams by products and geographical region as follows:

		Years ended September 30,
Type of revenue	Point of recognition	2023	2024	2025	2025
		HKD	HKD	HKD	USD

Product sales	Point in time	$81,623,606	$84,490,029	$103,639,251	$13,319,699
Product sales (self-branded)	Point in time	-	601,458	2,574	331
Sourcing service	Point in time	2,207,276	594,708	1,262,844	162,300
Logistic service	Point in time	165,561	1,992,909	2,004,575	257,628
Total		$83,996,443	$87,679,104	$106,909,244	$13,739,958

	Years ended September 30,
By geographic region	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Western Europe	$51,550,492	$55,421,000	$31,860,524	$4,094,709
North America	31,488,475	23,930,354	45,271,596	5,818,298
Middle East	103,868	5,569	1,822	234
East Asia	853,608	8,322,181	29,775,302	3,826,717
Total	$83,996,443	$87,679,104	$106,909,244	$13,739,958

Cost of Revenues
●	Cost of Revenues
Cost of revenues primarily consists of purchase costs of merchandizes, the shipping and fulfilment costs incurred during the delivery to the customers.
Shipping and Handling Costs

●	Shipping and Handling Costs

Shipping costs incurred to deliver the products from the warehouse to the fulfilment location of the Company are included in cost of revenue in the consolidated statements of operations and comprehensive income and totaled HK$1,413,459, HK$1,534,507 and HK$3,115,557 (US$400,411) for the years ended September 30, 2023, 2024 and 2025, respectively.

Segment Reporting

●	Segment Reporting

ASC Topic 280, Segment Reporting establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major users in consolidated financial statements for details on the Company’s business segments.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In accordance with Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280), “Improvements to Reportable Segment Disclosures”, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the CODM. However, the CODM evaluates the Company’s performance based solely on consolidated financial results, and no additional measures or expense categories are used for internal decision-making.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), the Chief Executive Officer of the Company for making decisions, allocating resources and assessing performance. Consequently, the Company has determined that it has only one reportable operating segment in Hong Kong.

Retirement Plan Costs

●	Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying statements of operations as the related employee service are provided.

Leases

●	Leases

The Company adopts the FASB Accounting Standards Update (“ASU”) 2016-02 “Leases (Topic 842).” for all periods presented. This standard requires lessees to recognize lease assets (“right-of-use”) and related lease obligations (“lease liabilities”) on the balance sheet for leases with terms in excess of twelve months. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. Finance leases are included in finance lease ROU assets and finance lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease and finance lease ROU assets and liabilities are recognized, based on the present value of lease payments over the lease term discounted using the rate implicit in the lease. In cases where the implicit rate is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term. The Company depreciated the ROU assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the ROU assets or the end of the lease term. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

All of the Company’s real estate leases are classified as operating leases and there was no lease with a duration of twelve months or less.

Income Taxes

●	Income Taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2023, 2024 and 2025, the Company did not have any interest and penalties associated with tax positions. As of September 30, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions.

The Company is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Company files tax returns that are subject to examination by the relevant tax authorities.

Net Income (Loss) Per Share

●	Net Income (Loss) Per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the year. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Share-Based Compensation

●	Share-Based Compensation

The Company accounts for share-based compensation in accordance with the fair value recognition provision of ASC Topic 718, Stock Compensation. The Company grants share awards, including ordinary shares and restricted share units, to eligible participants. Share-based compensation expense for share awards is measured at service commencement date based on the estimate of fair value of the share compensation at the grant date. The estimate of the fair value of restricted stock with either solely a service requirement or with the combination of service and performance requirements is based on the estimate of closing fair market value of the ordinary shares on the date of grant. Share-based compensation expense is recognized on a straight-line basis over the award requisite service period.

Related Parties

●	Related Parties

The Company follows the ASC Topic 850-10, Related Party (“ASC 850”) for the identification of related parties and disclosure of related party transactions.

Pursuant to ASC 850, the related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of ASC Topic 825–10–15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which statements of operations are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which statements of operations are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Commitments and Contingencies

●	Commitments and Contingencies

The Company follows the ASC Topic 450-20, Contingencies, to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Fair Value Measurement

●	Fair Value Measurement

The Company follows the guidance of the ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1 : Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2 : Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and

●	Level 3 : Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of the Company’s financial instruments: cash and cash equivalents, accounts receivable, prepayments, deposit and other receivables, accounts payable, customer deposits, accrued liabilities and other payables and amount due to a shareholder approximate at their fair values because of the short-term nature of these financial instruments.

Recently Issued Accounting Pronouncements

●	Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The purpose of the update was to improve financial reporting by requiring disclosures of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted and requires retrospective application to all periods presented in the consolidated financial statements. The Company adopted this new standard on its consolidated financial statements for the year ended September 30, 2025.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this new standard on its consolidated financial statements for the year ended September 30, 2025.

In March 2024, the FASB issued ASU 2024-02, which removes references to the Board’s concepts statements from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” The Company’s management does not believe the adoption of ASU 2024-02 will have a material impact on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to financial statements, specified information about certain costs and expenses. The amendment in the ASU is intended to enhance the transparency and decision usefulness to better understand the major components of an entity’s income statement. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company adopted this new standard on its consolidated financial statements for the year ended September 30, 2025.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendment provides (1) all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and (2) entities other than public business entities with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the new standard on its consolidated financial statements which is expected to result in enhanced disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations and cash flows.